Taxes On Income (Reconciliation Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Abstract]
Uncertain tax positions, beginning of year	$ 36,029	$ 31,896
Uncertain tax positions acquired during the year		294
Increases in tax positions for prior years	936
Decreases in tax positions for prior years		(305)
Increases in tax positions for current year	7,448	8,716
Settlements	(978)	(4,572)
Uncertain tax positions, end of year	$ 43,435	$ 36,029